INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	12 Months Ended
Jun. 30, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.1.  Cash and cash equivalents

	06/30/2025	06/30/2024
Cash at bank and on hand	19,488,145	24,973,048
Mutual funds	13,206,934	19,500,222
	32,695,079	44,473,270

7.2.  Other financial assets

	06/30/2025	06/30/2024
Current
US Treasury bills	—	1,993,668
Mutual funds	144,606	6,658,805
Shares of Moolec Science S.A.	976,425	1,530,375
Other investments	919,007	1,512,680
	2,040,038	11,695,528

	06/30/2025	06/30/2024
Non-current
Shares of Bioceres Group PLC.	—	444,473
Other investments	58	190,080
	58	634,553

On June 16, 2025, Bioceres Group Limited (formerly Bioceres Group PLC), Moolec Science SA (“Moolec”), and other companies completed a Business Combination, resulting in an expanded corporate structure with Moolec as the parent company. As part of this transaction, the 57,600 shares we previously held in Bioceres Group PLC were converted into Moolec shares at a conversion ratio of 0.315, net of taxes.

Following the merger, Moolec—through its stake in Bioceres Group Limited—initially acquired approximately 35% of our shares. However, as of September 18, 2025, Bioceres Group Limited reported a reduced ownership interest of 14.9%.

7.3.  Trade receivables

	06/30/2025	06/30/2024
Current
Trade debtors	171,840,254	205,057,590
Allowance for impairment of trade debtors	(13,847,745)	(7,050,280)
Shareholders and other related parties (Note 17)	122	141,224
Allowance for credit notes to be issued	(711,663)	(2,905,624)
Trade debtors - Joint ventures and associates (Note 17)	4,179	782,142
Deferred checks	8,574,786	11,295,922
	165,859,933	207,320,974

	06/30/2025	06/30/2024
Non-current
Trade debtors	2,123,463	—
Allowance for impairment of trade debtors	(275,718)	—
Shareholders and other related parties (Note 17)	249,579	—
Trade debtors - Joint ventures and associates (Note 17)	409,510	—
	2,506,834	—

The book value is reasonably approximate to the fair value given its short-term nature.

Variations in the allowance for uncollectible trade receivables are reported in Note 7.17.

7.4.  Other receivables

	06/30/2025	06/30/2024
Current
Taxes	8,884,305	5,019,659
Shareholders and other related parties (Note 17)	77,045	—
Other receivables - Joint ventures and associates (Note 17)	200,000	207,449
Prepayments to suppliers	5,834,158	10,242,075
Prepaid expenses and other receivables	251,590	1,594,152
Miscellaneous	614,883	1,235,337
	15,861,981	18,298,672

	06/30/2025	06/30/2024
Non-current
Taxes	576,538	752,045
Shareholders and other related parties (Note 17)	2,698,047	—
Other receivables - Joint ventures and associates (Note 17)	18,947,793	15,495,543
Reimbursements over exports	1,204,269	1,461,038
Loans receivables	230,000	230,000
Miscellaneous	3,883	18,495
	23,660,530	17,957,121

In June 2024, we supplied Moolec Science SA (“Moolec”) with an amount of HB4 soy equivalent to US$6.6 million, pursuant to a binding memorandum of understanding dated 15 October 2023. In September 2024, we subsequently entered into a HB4 Soy Supply Agreement and a note purchase agreement (the “Note Purchase Agreement”) with Moolec and Moolec issued convertibles notes to us in an aggregate principal amount of $6.6 million (the “Moolec Convertible Notes”).

The Moolec Convertible Notes will mature 36 months after and include a “payment-in-kind” feature. If the trading price of Moolec’s ordinary shares exceeds the strike price of $6.00 per ordinary share for 10 trading days, we have the option to exercise the early conversion option pursuant to which the principal amount outstanding under the Moolec Convertible Notes may be converted into ordinary shares of Moolec at the strike price. At maturity, Moolec has the option to convert the principal amount outstanding under the Moolec Convertible Notes into ordinary shares. In connection with our early conversion option and Moolec’s optional conversion at maturity, Moolec may deliver ordinary shares, cash, or a combination of cash and ordinary shares.

7.5.  Inventories

	06/30/2025	06/30/2024
Seeds	5,317,730	5,967,231
Resale products	42,228,777	53,788,333
Manufactured products	13,648,705	26,081,250
Goods in transit	6,024,201	5,618,540
Supplies	19,286,246	22,546,093
Agricultural products	4,612,064	15,015,884
Allowance for obsolescence	(3,506,454)	(3,087,563)
	87,611,269	125,929,768

Net of agricultural products	82,999,205	110,913,884

The roll-forward of allowance for obsolescence is in Note 7.17. Inventories recognized as an expense during the years ended June 30, 2025, 2024 and 2023 amounted to $1.548, $0.587 and $1.066 million, respectively. Those expenses were included in cost of sales.

7.6.  Biological assets

Changes in Biological assets:

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	—	—	220,682	73,452	—	294,134
Initial recognition and changes in the fair value of biological assets at the point of harvest	593,001	435,725	579,313	158,080	(1,256)	1,764,863
Costs incurred during the year	1,959,381	1,814,249	444,303	162,342	55,063	4,435,338
Decrease due to harvest/disposals	(1,275,688)	(1,148,288)	(1,244,298)	(393,874)	(53,807)	(4,115,955)
Year ended June 30, 2025	1,276,694	1,101,686	—	—	—	2,378,380

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	—	—	87,785	59,057	—	146,842
Initial recognition and changes in the fair value of biological assets at the point of harvest	(352,199)	(32,674)	231,526	106,605	996	(45,746)
Costs incurred during the year	1,423,732	792,235	220,679	73,452	137,680	2,647,778
Decrease due to harvest/disposals	(1,071,533)	(759,561)	(319,308)	(165,662)	(138,676)	(2,454,740)
Year ended June 30, 2024	—	—	220,682	73,452	—	294,134

7.7.  Property, plant and equipment

Property, plant and equipment as of June 30, 2025 and 2024, included the following:

	Net						Net
	carrying					Foreign	carrying
	amount				Depreciation	currency	amount
Class	06/30/2024	Additions	Transfers	Disposals	of the year	translation	06/30/2025
Office equipment	410,338	39,611	—	(4,791)	(78,901)	3,194	369,451
Vehicles	2,200,349	35,915	—	(17,239)	(882,264)	1,023	1,337,784
Equipment and computer software	507,469	65,953	—	(323)	(256,198)	14,862	331,763
Fixtures and fittings	2,786,470	9,084	225,338	(6,789)	(860,822)	6,350	2,159,631
Machinery and equipment	16,710,328	563,352	122,653	(143,947)	(2,891,448)	80,931	14,441,869
Land and buildings	39,677,902	—	348,085	—	(1,021,176)	71,315	39,076,126
Buildings in progress	12,280,422	5,264,663	(696,076)	—	—	9,753	16,858,762
Total	74,573,278	5,978,578	—	(173,089)	(5,990,809)	187,428	74,575,386

	Net		Additions					Net
	carrying		from	Reclassification			Foreign	carrying
	amount		business	from Investment		Depreciation	currency	amount
Class	06/30/2023	Additions	combination	properties	Disposals	of the year	translation	06/30/2024
Office equipment	263,892	235,900	2,242	—	—	(77,639)	(14,057)	410,338
Vehicles	2,032,853	904,798	173,190	—	(1,677)	(908,040)	(775)	2,200,349
Equipment and computer software	174,399	702,842	462	—	(8,184)	(333,521)	(28,529)	507,469
Fixtures and fittings	2,862,949	703,027	28,672	—	6,295	(812,810)	(1,663)	2,786,470
Machinery and equipment	14,463,756	5,459,571	1,084	—	(154,492)	(2,649,074)	(410,517)	16,710,328
Land and buildings	36,144,792	1,835,054	—	3,222,044	53,217	(982,165)	(595,040)	39,677,902
Buildings in progress	11,911,194	72,480	610,926	—	(106,421)	—	(207,757)	12,280,422
Total	67,853,835	9,913,672	816,576	3,222,044	(211,262)	(5,763,249)	(1,258,338)	74,573,278

The depreciation charge is included in Notes 8.3 and 8.4.The Group has no commitments to purchase property, plant and equipment items.

A detail of restricted assets is provided in Note 20.

Revaluation of property, plant and equipment

The Group updates frequently their assessment of the fair value of its land and buildings taking into account the most recent independent valuations and market data. Last valuations were performed as of June 30, 2023. Management determined the property, plant and equipment’s value within a range of reasonable fair value estimates.

All resulting fair value estimates for properties are included in level 2 or 3 depending on the methodology used.

The following are the carrying amounts that would have been recognized if land and building were stated at cost.

Class of property	06/30/2025	06/30/2024
Land and buildings	28,304,611	27,876,636

7.8.  Intangible assets

Intangible assets as of June 30, 2025 and 2024 included the following:

	Net					Net
	carrying				Foreign	carrying
	amount		Transfers/	Amortization	currency	amount
Class	06/30/2024	Additions	Disposals	of the year	translation	06/30/2025
Seed and integrated products
HB4 technology and breeding program (*)	35,574,371	3,164,283	—	(2,274,483)	—	36,464,171
Integrated seed products (*)	2,681,826	—	—	(194,339)	38,923	2,526,410
Crop nutrition
Microbiological products	41,187,249	286,665	3,605,198	(1,511,420)	3,126	43,570,818
Microbiological products in progress	10,452,861	5,163,500	(3,706,661)	—	—	11,909,700
Other intangible assets
Trademarks and patents	48,028,369	158,557	(122,305)	(4,080,753)	—	43,983,868
Trademarks and patents with indefinite useful lives	9,922,989	—	122,305	—	—	10,045,294
Software	1,827,983	16,222	146,839	(676,995)	(102)	1,313,947
Software in progress	580,728	176,064	(146,839)	—	—	609,953
Customer loyalty	21,636,760	—	—	(1,368,659)	—	20,268,101
RG/RS/OX Wheat in progress	5,000,000	6,528,899	—	(1,048,082)	—	10,480,817
Total	176,893,136	15,494,190	(101,463)	(11,154,731)	41,947	181,173,079

(*) Intangible assets with definite useful lives included in the Bioceres Crops CGU were tested for impairment following events or changes in circumstances indicating that their carrying amount may not be recoverable. The triggering event was a change in the business model for HB4, shifting toward expanding and reinforcing the standard licensing-based commercial model. The impairment test concluded that the estimated recoverable amount of the Bioceres Crops CGU exceeded its carrying amount. For further details, see Note 7.9.

	Net		Additions				Net
	carrying		from			Foreign	carrying
	amount		business		Amortization	currency	amount
Class	06/30/2023	Additions	combination	Transfers	of the year	translation	06/30/2024
Seed and integrated products
HB4 technology and breeding program	31,679,681	5,986,682	—	—	(2,091,992)	—	35,574,371
Integrated seed products	2,841,008	—	—	—	(191,559)	32,377	2,681,826
Crop nutrition
Microbiological products	37,295,460	—	—	7,610,115	(3,718,326)	—	41,187,249
Microbiological products in progress	12,213,341	5,869,084	—	(7,610,115)	—	(19,449)	10,452,861
Other intangible assets
Trademarks and patents	51,933,444	44,073	122,305	—	(4,071,453)	—	48,028,369
Trademarks and patents with indefinite useful lives	7,827,309	—	2,095,680	—	—	—	9,922,989
Software	1,638,519	585,313	—	276,128	(670,514)	(1,463)	1,827,983
Software in progress	349,171	507,685	—	(276,128)	—	—	580,728
Customer loyalty	23,006,023	—	—	—	(1,369,263)	—	21,636,760
RG/RS/OX Wheat in progress	5,000,000	—	—	—	—	—	5,000,000
Total	173,783,956	12,992,837	2,217,985	—	(12,113,107)	11,465	176,893,136

The amortization charge is included in Notes 8.3 and 8.4.

There are no intangibles assets whose use has been restricted or which have been delivered as a guarantee. The Group has not assumed any commitments to acquire new intangibles.

There is an inherent material uncertainty related to management’s estimation of the ability of the Group to recover the carrying amounts of internally generated intangible assets, because it is dependent upon Group`s ability to raise sufficient funds to complete the projects development, the future outcome of the regulatory process, and the timing and amount of the future cash flows generated by the projects, among other future events.

Management’s estimations about the demonstrability of the recognition criteria for these assets and the subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and using reasonable and supportable assumptions in cash flow projections. Therefore, the Consolidated financial statements do not include any adjustments that would result if the Group were unable to recover the carrying amount of the above-mentioned assets through the generation of enough future economic benefits.

The Group is required to perform an annual impairment test for non-depreciating assets, either because they are not available for use, have indefinite useful lives, or for other intangible assets when events or changes in circumstances indicate that their carrying amount may not be recoverable. The recoverable amount is determined based on calculations of value in use. This method requires estimating future cash flows and determining a discount rate to calculate the present value of those cash flows.

Management has made the estimates considering the cash flow projections projected by the management. All key assumptions values reflect past experience or, if appropriate, are consistent with external sources of information.

Key assumption	Management’s approach
Discount rate

The discount rate applied was either 16.39% or 11.56%, depending on the target market.

The weighted average cost of capital (WACC) was estimated using the market capital structure plus 2% of risk premium which reflect the higher risk associated with intangible assets.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

Market share, product prices and royalties.

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The prices and royalties estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

A projection horizon longer than five years was adopted, as the GGUs are linked to biological products that require extended development and regulatory approval timelines across multiple target countries. Due to the nature of these products and the maturity level of the markets involved, a longer time frame is essential to reasonably capture the expected cash flows and the time needed to reach commercial readiness and registration milestones. Projected range period used: 8-18 years.

Management estimates that any reasonably possible change in any of these key assumptions would not cause the aggregate carrying amount of the CGU to exceed its recoverable amount.

7.9.  Goodwill

	06/30/2025	06/30/2024
Rizobacter Argentina S.A.	28,080,271	28,080,271
Bioceres Crops S.A.	7,523,322	7,523,322
Pro farm Group, Inc.	76,089,749	76,089,749
Insumos Agroquímicos S.A.	470,090	470,090
	112,163,432	112,163,432

The Group is required to test whether goodwill has suffered any impairment on an annual basis. The recoverable amount is determined based on value in use calculations. The use of this method requires the estimation of future cash flows and the determination of a discount rate in order to calculate the present value of the cash flows.

There is an inherent material uncertainty related to management’s estimation of the ability of the Group to recover the carrying amounts of goodwill, because it is dependent upon Group`s ability to raise sufficient funds to complete the projects development, the future outcome of the regulatory process, and the timing and amount of the future cash flows generated by the projects, among other future events.

Rizobacter CGU. This CGU is composed of all revenues collected through Rizobacter from the production and sale of proprietary and third-party products, both in the domestic and international markets. Additionally, Rizobacter generates revenue from the formulation, fragmentation and resale of third-party products.

Bioceres Crops CGU. This CGU is composed of the expected revenues from the commercialization of intensive R&D products associated to HB4.

Insuagro CGU. This CGU is composed of all revenues collected through Insuagro from the production and sale of proprietary and third-party products in the domestic markets.

Pro Farm CGU. This CGU is composed of all revenues collected through Pro Farm from the production and sale of proprietary and third-party products, both in the domestic and international markets.

Management has made the estimates considering the cash flow projections projected by the management and third-party valuation reports on the assets, intangible assets and liabilities assumed. All key assumptions values reflect past experience or, if appropriate, are consistent with external sources of information. The key assumptions utilized are the following:

Key assumption	Management’s approach
Discount rate

The discount rate used ranges was 14.11% for Rizobacter UGE and for Bioceres Crops UGE, and 9.28% for Pro Farm UGE due to the target market.

The weighted average cost of capital (“WACC”) rate has been estimated based on the market capital structure.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

Market share, product prices and royalties.

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The prices (Rizobacter CGU and Pro Farm CGU) and royalties (Bioceres Crops CGU) estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

Terminal value	Rizobacter CGU and Bioceres Crops CGU: The growth rate used to extrapolate the future cash flow projections to terminal period is 2%. Pro Farm CGU: EBITDA multiple (10x)

The period used for projection was 5 years, except those GGUs that are linked to biological products that require extended development and regulatory approval timelines across multiple target countries. Due to the nature of these products and the maturity level of the markets involved, a longer time frame is essential to reasonably capture the expected cash flows and the time needed to reach commercial readiness and registration milestones. Projected range period used: 8-18 years.

Rizobacter CGU: If, as of June 30, 2025, the market share used in the value-in-use calculation for Rizobacter’s CGU had been 5% lower, the post-tax discount rate applied to the cash flow projections had been 2% higher, and the terminal growth rate had been 0.5% lower than management’s estimates, the Group would have been required to recognize an impairment loss of $24.7 million against the carrying amount of goodwill.

Bioceres Crops CGU: had the market share used in the value-in-use calculation as of June 30, 2025 been 5% lower, and the post-tax discount rate 2% higher than management’s estimates, the Group would have been required to recognize an impairment loss of $3.5 million against the carrying amount of goodwill.

Pro Farm CGU: If the market share used in the value-in-use calculation for Pro Farm’s CGU had been 5% lower, and the post-tax discount rate applied to the cash flow projections had been 1% higher than management’s estimates as of June 30, 2025, the Group would have recognized an impairment loss of $34.4 million against the carrying amount of goodwill.

7.10.  Investment properties

	06/30/2025	06/30/2024
Investment properties	570,324	560,783
	570,324	560,783

The book value of the investment property does not differ significantly from its fair value.

7.11.  Trade and other payables

	06/30/2025	06/30/2024
Trade creditors	87,073,151	108,307,192
Shareholders and other related parties (Note 17)	286,172	37,985
Trade creditors - Parent company (Note 17)	878,874	729,171
Trade creditors - Joint ventures and associates (Note 17)	3,625,406	52,888,732
Taxes	3,283,856	5,647,550
Miscellaneous	1,285,145	1,121,839
	96,432,604	168,732,469

Non-current
Trade creditors	4,785,300	—
Trade creditors - Joint ventures and associates (Note 17)	43,696,426	—
	48,481,726	—

The trade and other payables include debts with grain producers. These debts represent payment obligations contracted by purchase contracts, which give the producer the right to set the price at any time between the delivery date and a future date. Those debts that are not fixed at closing are valued at their fair value and debts with a price set by the producer at their amortized cost.

7.12.  Borrowings

	06/30/2025	06/30/2024
Current
Bank borrowings	93,752,214	91,816,134
Corporate bonds	25,265,276	42,035,925
Trust debt securities	710,636	2,895,139
	119,728,126	136,747,198
Non-current
Bank borrowings	12,271,490	15,316,612
Corporate bonds	25,926,536	25,071,823
Trust debt securities	—	1,716,447
	38,198,026	42,104,882

The Group has a pre-approved financing program authorized by the Argentine National Securities Commission (Comisión Nacional de Valores – CNV), which allows for the issuance of public corporate bonds for up to $200 million. As of June 30, 2025, the Group had utilized $51 million under this program, with $149 million remaining available for future use. The facility remains fully discretionary and may be utilized as needed by the Group.

In January 2025, we completed a $20 million financing agreement with Coöperatieve Rabobank U.A. (“Rabobank”) The capital will be repaid in seven semi-annual installments between June 15, 2026, and June 15, 2029. The annual interest rate is Term SOFR plus a margin ranging from 5.15% to 6.15%, with interest payable semi-annually at the end of each interest period.

As a result of market conditions described in Note 2, our performance indicators were affected, leading us to exceed the thresholds established in Rabobank’s agreement for both the Net Financial Debt to EBITDA ratio and the Current Liquidity ratio. However, on September 5, 2025, we reached a waiver and amendment agreement under which Rabobank agreed to waive the breach of these ratios for the fiscal year ended June 30, 2025. Nevertheless, since the waiver was granted after the closing date of these financial statements, we are unable to demonstrate, as of June 30, 2025, an unconditional right to defer settlement of the liability for at least twelve months. Accordingly, we have reclassified the loan as a current liability.

In addition to the waiver, the amendment sets forth the following key financial provisions that our subsidiary, Rizobacter, is required to comply with: (i) new progressive limits for the Net Financial Debt to EBITDA ratio, starting at 6.00x as of September 30, 2025, and gradually decreasing to 2.75x by September 30, 2027; (ii) a maximum gross financial debt cap, ranging between USD 105 million and USD 130 million on a quarterly basis; (iii) a restriction on granting new intercompany loans (financial or commercial) that exceed the amounts in effect at the time of signing the agreement, unless funds are provided by the parent company; and (iv) for the fiscal years ending in June 2026 and 2027, capital investments will be limited to maintenance purposes only.

The carrying value of some borrowings as of June 30, 2025 are measured at amortized cost differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

	06/30/2025		06/30/2024
	Amortized		Amortized
	cost	Fair value	cost	Fair value
Current
Bank borrowings	93,752,214	83,183,234	91,816,134	89,874,010
Corporate Bonds	25,265,276	22,529,823	42,035,925	41,492,963

Non-current
Bank borrowings	12,271,490	9,402,501	15,316,612	14,850,783
Corporate Bonds	25,926,536	18,732,545	25,071,823	23,845,583

7.13.  Secured Notes

Secured Guaranteed Notes

The Secured Guaranteed Notes due 2026 bore interest at 9.0% from the issue date through 24 months after the issue date, 13.0% from 25 through 36 months after the issue date, and 14.0% from 37 through 48 months after the issue date. Interest was payable semi-annually.

On June 18, 2025, we entered into an amendment to the Secured Guaranteed Notes pursuant to which the aggregate principal amount increases from $26,437,485 to $29,081,233, with an annual interest rate of 19%, of which 14% is payable in cash and 5% in kind. The Company is required to make scheduled amortization payments of $1,000,000 on the last business day of each calendar month and may only be repurchased in full. Had the Company repurchased it on or before August 5, 2025, a 5% “Prepayment Premium” penalty would have applied. If the repurchase occurred after that date, the penalty increased to 10%. The Prepayment Premium also applied to payments made following acceleration.

The Secured Guaranteed Notes due 2026 had no conversion rights into our ordinary shares.

The carrying value the Secured Guaranteed Notes as of June 30, 2025, are measured at amortized cost. Its fair value does not differ significantly from the carrying amount.

Secured Convertible Guaranteed Notes

The Secured Guaranteed Convertible Notes were issued for a total principal amount of $55 million. The notes had a 4- year maturity and accrued interest at an annual rate of 9%, of which 5% was payable in cash and 4% in-kind. Up to maturity, the note holders could opt to convert the outstanding principal amount into common shares of Bioceres at a strike price of $18 per share. The Company had the option to repurchase the notes voluntarily 30 months after the issue date.

On June 18, 2025, we entered into an amendment to the Secured Convertible Guaranteed Notes pursuant to which the aggregate principal amount increases from $61,652,927 to $67,868,227, and the maturity date is extended to August 31, 2027. The notes carry an annual interest rate of 15%, of which 5% is payable in cash and 10% in kind. Noteholders have now the option to convert the outstanding principal amount of their Convertible Notes into common shares of the Company at a reduced strike price of $6 per share. If the Company raises more than $10,000,000 in common equity, the strike price resets to the lesser of (1) the then-applicable strike price or (2) the price per share at which the new shares are issued (or the weighted average price per share, if issued at varying prices). The Company may voluntarily repurchase the Convertible Notes; however, it must pay either a “Prepayment Premium Fee” or an “Equity Option Fee.” If the repurchase occurs on or before August 31, 2025, a 5% prepayment penalty applies. If the repurchase had occurred on or before August 31, 2025, a 5% prepayment penalty would have applied. If repurchased between September 1 and prior to October 1, 2025, the penalty would have increased to 7%. For repurchases on or after October 1, 2025, the applicable fee would be the full Equity Option Fee. Additionally, either the Prepayment Premium Fee or the Equity Option Fee will apply in the event of payments made following acceleration.

In accordance with the terms of the amendments, certain members of the Board of Directors were nominated by the noteholders of the Secured Convertible Guaranteed Notes. For as long as the Notes remain outstanding, they will have the right to nominate members to the Board of Directors. Accordingly, as of June 30, 2025, the outstanding balance is reported as amounts payable to related parties (see Note 17). Subsequently, both directors nominated by the noteholders resigned from the Company’s Board in connection with the delivery of a reservation of rights letter sent by Jasper Lake through its legal counsel.

The carrying value the Secured Guaranteed Notes as of June 30, 2025, are measured at amortized cost. Its fair value does not differ significantly from the carrying amount.

Furthermore, the Group’s financial covenants in both Secured Notes are being amended to reset the Consolidated Total Net Leverage Ratio and Interest Coverage Ratio to the following:

Consolidated Total Net Leverage Ratio

Fiscal Quarters ended March 31, 2025 and June 30, 2025: 5.00x

Fiscal Quarters ended September 30, 2025 and December 31, 2025: 4.33x

Fiscal Quarters ended March 31, 2026 through the Maturity Date: 3.75x

Interest Coverage Ratio

Fiscal Quarter ended March 31, 2025 and June 30, 2025: 1.50x

Fiscal Quarters ended September 30, 2025 and December 31, 2025: 1.75x

Fiscal Quarters ended March 31, 2026 through the Maturity Date: 2.00x

Although the financial covenants of the Notes were amended to reflect the market conditions described in Note 2, as of the end of this fiscal year, the updated ratios in the amendment have been exceeded. This is mainly due to profitability falling short of expectations, as well as the recognition of exceptional charges arising in response to the aforementioned market conditions—such as employee severance payments, higher bad debt expenses and inventory obsolescence primary due to our shift in our seed business strategy, among others. As of the date of issuance of this financial statement, the Company has not received any acceleration notice. However, as of June 30, 2025, we were unable to demonstrate an unconditional right to defer settlement of the liability for at least twelve months. Accordingly, the liability was reclassified as current for this reporting period, and a total of $4.8 million was accrued as a Prepayment Premium Fee, see Note 8.6, as described above. Discussions with the holders of the Convertible Notes are ongoing, and the Company is actively evaluating potential solutions to address this matter.

7.14.  Employee benefits and social security

	06/30/2025	06/30/2024
Salaries, accrued incentives, vacations and social security	6,108,130	7,192,492
Key management personnel (Note 17)	65,882	148,466
	6,174,012	7,340,958

7.15.  Deferred revenue and advances from customers

	06/30/2025	06/30/2024
Current
Advances from customers	4,282,668	3,335,740
Deferred revenue	—	587,400
	4,282,668	3,923,140
Non-current
Advances from customers	—	52,511
Deferred revenue	1,436,912	1,872,627
	1,436,912	1,925,138

7.16.  Provisions

	06/30/2025	06/30/2024
Provisions for contingencies	1,267,572	1,255,702
	1,267,572	1,255,702

The Group has recognized a provision for probable administrative, judicial, and out-of-court proceedings that may arise in the ordinary course of business. This provision is based on a prudent approach, informed by professional legal advice and Management’s best estimate of the amount of these claims. These claims are not expected to have a material impact on the Group’s operating results, cash flows, or financial position.

There are no expected reimbursements related to the provisions.

The roll forward of the provision is in Note 7.17.

In order to assess the need for provisions and disclosures in its consolidated financial statements, Management considers the following factors: (i) nature of the claim and potential level of damages in the jurisdiction in which the claim has been brought; (ii) the progress of the eventual case; (iii) the opinions or views of tax and legal advisers; (iv) experience in similar cases; and (v) any decision of the Group`s management as to how it will respond to the eventual claim.

Due to the lack of precedent in similar cases, Management believes there is insufficient objective evidence to reliably determine the timing of any potential cash outflows. Nevertheless, the provision has been classified under current or non-current liabilities, applying a prudent criterion based on Management’s judgment.

7.17.  Changes in allowances and provisions

				Currency
			Uses and	conversion
Item	06/30/2024	Additions	reversals	difference	06/30/2025
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(7,050,280)	(7,123,716)	—	50,533	(14,123,463)
Allowance for obsolescence	(3,087,563)	(1,547,723)	1,158,036	(29,204)	(3,506,454)
Total deducted from assets	(10,137,843)	(8,671,439)	1,158,036	21,329	(17,629,917)

INCLUDED IN LIABILITIES
Provisions for contingencies	(1,255,702)	(335,773)	309,793	14,110	(1,267,572)
Total included in liabilities	(1,255,702)	(335,773)	309,793	14,110	(1,267,572)
Total	(11,393,545)	(9,007,212)	1,467,829	35,439	(18,897,489)

			Additions		Currency
			from business	Uses and	conversion
Item	06/30/2023	Additions	combination	reversals	difference	06/30/2024
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(7,425,604)	(753,428)	—	777,558	351,194	(7,050,280)
Allowance for obsolescence	(2,492,499)	(586,515)	—	69,582	(78,131)	(3,087,563)
Total deducted from assets	(9,918,103)	(1,339,943)	—	847,140	273,063	(10,137,843)

INCLUDED IN LIABILITIES
Provisions for contingencies	(891,769)	(367,126)	(355,898)	393,073	(33,982)	(1,255,702)
Total included in liabilities	(891,769)	(367,126)	(355,898)	393,073	(33,982)	(1,255,702)
Total	(10,809,872)	(1,707,069)	(355,898)	1,240,213	239,081	(11,393,545)